UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Interest Rate Volatility & Inflation Hedge ETF

Ticker: IRVH

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2025

This annual shareholder report contains important information about the Global X Interest Rate Volatility & Inflation Hedge ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/irvh/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Interest Rate Volatility & Inflation Hedge ETF	$47	0.45%

How did the Fund perform in the last year?

The Fund is an actively-managed ETF that seeks to achieve its investment objective primarily by investing, directly or indirectly, in a mix of U.S. Treasury Inflation-Protected Securities (“TIPS”) and long yield curve spread options, which are tied to the shape of the U.S. interest rate curve. The Fund’s strategy is designed to hedge against inflation risk and generate positive returns from the Fund’s options during periods when U.S. interest rate volatility increases and/or the U.S. interest rate curve steepens (i.e., when the spread between interest rates on U.S. long-term debt instruments and U.S. shorter-term debt instruments widens).

The Fund uses Bloomberg U.S. Treasury Inflation-Linked Bond Index as its secondary benchmark index (the “Secondary Index”). The Secondary Index is designed to measure the performance of the U.S. TIPS market.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 6.69%, while the Secondary Index increased 5.74%. The Fund had a net asset value of $20.29 per share on December 1, 2024 and ended the reporting period with a net asset value of $20.89 per share on November 30, 2025.

The Fund posted a modest gain during the reporting period, aided by elevated U.S. interest rate volatility and a late‑period shift toward policy easing. Treasury-market volatility jumped sharply in April after new tariff headlines, pushing the MOVE index higher and benefiting the portfolio’s long-volatility position in U.S. interest rates. Inflation then strengthened through mid-2025, with CPI rising 2.90% year over year in August and five-year breakeven rates near 2.44%. This supported the portfolio’s inflation‑linked holdings and helped reduce the risk of losses from any easing in inflation. In September, the Federal Reserve lowered interest rates by 0.25 percentage points. Markets then began to anticipate a bull steepening of the yield curve, which increased the value of the Fund’s yield-curve spread options. Over the first nine months of 2025, the spread between the 2-Year Treasury and the 10-Year Treasury widened by 21 basis points, helping to offset the impact of declining interest rate volatility from the April 8th peak through the end of the Fund's fiscal year. All the while, tariff-related announcements created stop‑start inflation impulses that nudged core goods prices and drove episodic swings in yields, reinforcing the Fund’s role as a hedge against both inflation surprises and rate shocks.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Interest Rate Volatility & Inflation Hedge ETF - $9,450
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $11,032
Bloomberg U.S. Treasury Inflation-Linked Bond Index (USD) (TR)* - $10,862
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
Jul/22
Nov/22
Nov/23
Nov/24
Nov/25

	Global X Interest Rate Volatility & Inflation Hedge ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg U.S. Treasury Inflation-Linked Bond Index (USD) (TR)Footnote Reference*
Jul/22	$10,000	$10,000	$10,000
Nov/22	$9,307	$9,651	$9,653
Nov/23	$9,072	$9,765	$9,667
Nov/24	$8,857	$10,437	$10,272
Nov/25	$9,450	$11,032	$10,862

Since its inception on July 5, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/irvh/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of November 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Global X Interest Rate Volatility & Inflation Hedge ETF	6.69%	-1.65%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.70%	2.92%
Bloomberg U.S. Treasury Inflation-Linked Bond Index (USD) (TR)Footnote Reference*	5.74%	2.46%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,462,458	44	$8,301	14.81%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Purchased Options	4.9%
U.S. Treasury Obligations	93.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Inflation Indexed Bonds, 0.13%, 7/15/2030	6.2%
U.S. Treasury Inflation Indexed Bonds, 1.25%, 4/15/2028	5.2%
U.S. Treasury Inflation Indexed Bonds, 2.13%, 1/15/2035	5.1%
U.S. Treasury Inflation Indexed Bonds, 1.88%, 7/15/2034	4.7%
U.S. Treasury Inflation Indexed Bonds, 1.63%, 4/15/2030	4.2%
U.S. Treasury Inflation Indexed Bonds, 1.88%, 7/15/2035	4.2%
U.S. Treasury Inflation Indexed Bonds, 1.38%, 7/15/2033	3.9%
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/2029	3.6%
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/2034	3.6%
U.S. Treasury Inflation Indexed Bonds, 1.13%, 1/15/2033	3.6%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/irvh/

Global X Funds

Global X Interest Rate Volatility & Inflation Hedge ETF: IRVH

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

IRVH-AR-2025

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Toai Chin and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2025			2024
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,531,394	$0	$0	$1,727,672	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$564,637	$0	$0	$487,204	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2025	2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $564,637 and $487,204, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant's Independent Trustees, Charles A. Baker, Toai Chin and Clifford J. Weber.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Interest Rate Volatility & Inflation Hedge ETF (ticker: IRVH)

Annual Financials and Other Information

November 30, 2025

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	November 30, 2025
Global X Interest Rate Volatility & Inflation Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 93.4%
U.S. Treasury Inflation Indexed Bonds
3.875%, 04/15/2029	$25,685	$27,845
3.625%, 04/15/2028	16,065	16,938
3.375%, 04/15/2032	23,788	26,535
2.500%, 01/15/2029	51,436	53,363
2.375%, 10/15/2028	39,236	40,607
2.375%, 02/15/2055	10,293	10,044
2.125%, 04/15/2029	39,903	40,963
2.125%, 01/15/2035	72,043	74,166
2.125%, 02/15/2040	6,011	6,042
2.125%, 02/15/2054	42,332	39,067
1.875%, 07/15/2034	67,282	68,322
1.875%, 07/15/2035	60,692	61,239
1.750%, 01/15/2028	20,155	20,363
1.750%, 01/15/2034	52,832	53,123
1.625%, 10/15/2027	8,772	8,861
1.625%, 10/15/2029	30,967	31,446
1.625%, 04/15/2030	61,220	61,949
1.500%, 02/15/2053	13,112	10,501
1.375%, 07/15/2033	57,750	56,906
1.375%, 02/15/2044	23,692	20,235
1.250%, 04/15/2028	75,800	75,717
1.125%, 01/15/2033	54,520	52,882
1.000%, 02/15/2046	16,449	12,691
1.000%, 02/15/2048	15,806	11,838
1.000%, 02/15/2049	20,652	15,239
0.875%, 01/15/2029	48,880	48,309
0.875%, 02/15/2047	53,821	39,756
0.750%, 02/15/2042	11,499	9,121
0.750%, 02/15/2045	5,517	4,115
0.625%, 07/15/2032	36,890	34,963
0.625%, 02/15/2043	16,953	12,872
0.500%, 01/15/2028	21,068	20,740
0.375%, 01/15/2027	16,135	15,952
0.375%, 07/15/2027	15,933	15,765
0.250%, 07/15/2029	52,061	50,365
0.250%, 02/15/2050	10,102	5,985
0.125%, 01/15/2030	37,873	36,102
0.125%, 07/15/2030	95,011	90,243
0.125%, 01/15/2031	24,954	23,430
0.125%, 07/15/2031	46,050	43,014
0.125%, 01/15/2032	15,232	14,045

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Global X Interest Rate Volatility & Inflation Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
0.125%, 02/15/2052	$9,334	$5,086
		1,366,745
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,381,091)		1,366,745

PURCHASED OPTIONS — 4.9% (Cost $77,200)		71,565
TOTAL INVESTMENTS — 98.3% (Cost $1,458,291)		$1,438,310

Percentages are based on Net Assets of $1,462,458.

A list of the OTC interest rate purchased options held by the Fund at November 30, 2025, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Rate	Expiration Date	Value
Call Options
U.S. 2Yr/10Yr SOFR Spread Option	UBS	15,000,000	0.270%	07/23/26	$47,103
U.S. 2Yr/10Yr SOFR Spread Option	Barclays	10,000,000	0.630	09/24/27	24,462

Total Purchased Options					$71,565

The following is a summary of the level of inputs used as of November 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$1,366,745	$—	$1,366,745
Purchased Options	—	71,565	—	71,565
Total Investments in Securities	$—	$1,438,310	$—	$1,438,310

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2025
Glossary (abbreviations which may be used in the preceding Schedule of Investments):

Fund Abbreviations

SOFR — Secured Overnight Financing Rate

Statement of Assets and Liabilities

November 30, 2025

Global X Interest Rate Volatility & Inflation Hedge ETF
Assets:
Cost of Investments	$1,458,291
Investments, at Value	$1,438,310
Cash	19,782
Dividend, Interest, and Securities Lending Income Receivable	5,242
Total Assets	1,463,334

Liabilities:
Payable due to Investment Adviser	540
Due to Broker	336
Total Liabilities	876
Net Assets	$1,462,458

Net Assets Consist of:
Paid-in Capital	$1,873,344
Total Accumulated Losses	(410,886)
Net Assets	$1,462,458

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	70,000
Net Asset Value, Offering and Redemption Price Per Share	$20.89

The accompanying notes are an integral part of the financial statements.

Statement of Operations

For the year ended November 30, 2025

Global X Interest Rate Volatility & Inflation Hedge ETF
Investment Income:
Interest Income	$84,084
Total Investment Income	84,084

Expenses:
Supervision and Administration Fees(1)	8,301
Custodian Fees(2)	64
Total Expenses	8,365
Net Investment Income	75,719

Net Realized Gain (Loss) on:
Investments(3)	(10,839)
Purchased Options	(62,870)
Net Realized Gain (Loss)	(73,709)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	17,867
Purchased Options	112,419
Net Change in Unrealized Appreciation (Depreciation)	130,286
Net Realized and Unrealized Gain (Loss)	56,577
Net Increase in Net Assets Resulting from Operations	$132,296

(1)	The Supervision and Administration fees includes fees paid by the Fund for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Interest Rate Volatility & Inflation Hedge ETF
	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations:
Net Investment Income	$75,719	$77,960
Net Realized Gain (Loss)	(73,709)	(346,284)
Net Change in Unrealized Appreciation (Depreciation)	130,286	145,745
Net Increase (Decrease) in Net Assets Resulting from Operations	132,296	(122,579)
Distributions:	(64,322)	(79,113)

Capital Share Transactions:
Issued	424,987	1,650,741
Redeemed	(1,262,722)	(2,647,476)
Decrease in Net Assets from Capital Share Transactions	(837,735)	(996,735)
Total Decrease in Net Assets	(769,761)	(1,198,427)

Net Assets:
Beginning of Year	2,232,219	3,430,646
End of Year	$1,462,458	$2,232,219

Share Transactions:
Issued	20,000	80,000
Redeemed	(60,000)	(130,000)

Net Decrease in Shares Outstanding from Share Transactions	(40,000)	(50,000)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Interest Rate Volatility & Inflation Hedge ETF
2025	20.29	0.85	0.49	1.34	(0.74)	—	—
2024	21.44	0.63	(1.13)	(0.50)	(0.65)	—	—
2023	22.85	0.85	(1.42)	(0.57)	(0.84)	—	—
2022 (1)	25.00	0.53	(2.25)	(1.72)	(0.43)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on July 5, 2022.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.74)	20.89	6.69	1,462	0.45		4.10		14.81
(0.65)	20.29	(2.37)	2,232	0.45		3.00		9.60
(0.84)	21.44	(2.53)	3,431	0.50		3.89		19.87
(0.43)	22.85	(6.93)	2,971	0.46	†	5.60	†	2.73

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

November 30, 2025

1. ORGANIZATION

Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of May 31, 2025, the Trust had one hundred fifteen portfolios, one hundred three of which were operational. The financial statements herein and the related notes pertain to the Global X Interest Rate Volatility & Inflation Hedge ETF (the “Fund”). The Fund has elected non-diversified status under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund:

USE OF ESTIMATES – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currencies and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used. Over-the-counter (“OTC”) options are valued based upon prices determined by an independent, third-party pricing agent. Futures are valued at the settlement price established by the board of trade on which they are traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Fund’s investment adviser (the “Adviser”), and approved by the Fund’s

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value a security if an event that may materially affect the value of the Fund’s security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2025, there were no securities priced using the Fair Value Procedures.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments and fair value of investments for which the Fund does not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

FEDERAL INCOME TAXES — It is the Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws, and regulations,

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.

As of and during the year ended November 30, 2025, the Fund did not have a liability for any unrecognized tax benefits as an income tax expense on the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

OPTIONS - To the extent consistent with their investment policies, the Fund may either purchase or write options.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes (sells) an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

The Fund may invest in yield curve spread options which are options tied to the shape of the U.S. interest rate swap curve. The U.S. interest rate swap curve is a type of interest rate curve that reflects the swap rate used in interest rate swap agreements with different maturities. A swap rate is the fixed interest rate that is exchanged for a floating interest rate in an interest rate swap agreement. A yield curve spread option is an option on the spread between two swap rates at different parts of the U.S. interest rate swap curve. The Fund generally expects the purchased yield curve spread options to reference the spread between

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

the 2-year and 10-year swap rate, though the Fund may purchase yield curve spread options referencing other swap rate spreads. The Fund will purchase yield curve spread options such that the Fund will gain from steepening of the yield curve, while having a potential loss on the yield curve spread options limited to the premium paid for the yield curve spread options.

When the option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options and swaptions is reflected in the Statement of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options and swaptions in the Statement of Operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Fund distributes its net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES – Per the terms of an agreement with The Bank of New York Mellon (“BNY”), the Fund’s custodian (“Custodian”), if a Fund has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian Fees Payable on the Statement of Assets and Liabilities and Custodian Fees on the Statement of Operations, if applicable.

CREATION UNITS – The Fund issues and redeems its shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BNY on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Interest Rate Volatility & Inflation Hedge ETF	10,000	$250	$250

SEGMENT REPORTING – The Fund has adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU

Notes to Financial Statements (Continued)

November 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

2023-07”) during the period, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund’s adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Adviser’s Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Fund. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure. For the Adviser’s services to the Fund, under a supervision and administration agreement (the “Supervision and Administration Agreement”), the Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (the “Supervision and Administration Fee”). In addition, the Fund bears other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Fund, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees for investments in unaffiliated investment companies, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Fund provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Fund in affiliated investment companies. For the period ended November 30, 2025, the Adviser

Notes to Financial Statements (Continued)

November 30, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

paid acquired fund fees and expenses of the Fund of $0 and made such reimbursement payments to the Fund on a monthly basis. These amounts are included in Payment from Adviser on the Statement of Operations.

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Interest Rate Volatility & Inflation Hedge ETF	0.45%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Fund. As sub-administrator, SEIGFS provides the Fund with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Fund. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Fund for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BNY serves as transfer agent and Custodian to the Trust on behalf of the Fund. As Custodian, BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Fund. BNY also serves as the Trust’s transfer agent on behalf of the Fund. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Fund: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust

Notes to Financial Statements (Continued)

November 30, 2025

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Fund, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Interest Rate Volatility & Inflation Hedge ETF	$614,098	$253,235

For the year ended November 30, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X Interest Rate Volatility & Inflation Hedge ETF	$–	$1,180,068	$(9,067)

For the year ended November 30, 2025, there were no purchases and sales of long-term U.S. Government securities by the Fund.

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The following tables show the fair value of the derivative financial instruments and the location in the Statement of Assets and Liabilities categorized by underlying risk exposure as of November 30, 2025.

Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X Interest Rate Volatility & Inflation Hedge ETF
Interest rate contracts	Investments, at value	$71,565	*	Interest rate contracts	Options written, at value	$–

Notes to Financial Statements (Continued)

November 30, 2025

5. DERIVATIVE TRANSACTIONS (continued)

Total Derivatives not accounted for as hedging instruments	$71,565	$–

* Includes purchased options and/or swaptions.

Amounts designated as “—” are $0.

The effect of derivative instruments on the Statement of Operations for the year ended November 30, 2025:

Amount of realized gain or (loss) on derivatives recognized in income:

	Purchased Options and Swaptions	Written Options and Swaptions
Global X Interest Rate Volatility & Inflation Hedge ETF
Interest Rate Contracts	(62,870)	—

Amounts designated as “—” are $0.

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

	Purchased Options and Swaptions	Written Options and Swaptions
Global X Interest Rate Volatility & Inflation Hedge ETF
Interest Rate Contracts	112,419	—

Amounts designated as “—” are $0.

The following table discloses the average monthly balances of the Fund’s options and swaptions activity during the year ended November 30, 2025:

	Average Market Value Contracts Written	Average Market Value Contracts Purchased
Global X Interest Rate Volatility & Inflation Hedge ETF	—	125,400

The Fund is subject to various netting agreements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain swaps and derivatives transactions and are intended to reduce counterparty risk associated with such transactions by establishing credit protection mechanisms and providing for standardization which improves legal certainty. Since different types of transactions have different mechanics and are often traded through different legal entities with respect to a particular counterparty, different transaction types may be covered by different Master Agreements, resulting in the need for multiple Master Agreements with a single counterparty. Master Agreements generally allow a Fund to close-out and net its total exposure to a specific counterparty in the event of a default with respect to all transactions thereunder.

Notes to Financial Statements (Continued)

November 30, 2025

5. DERIVATIVE TRANSACTIONS (continued)

Master Agreements can also help limit counterparty risk by providing for collateralization at pre-arranged exposure levels. Under the Master Agreements, collateral is normally transferred if the net exposure with respect to the applicable transaction type exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral by the Fund, if any, are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at value (securities) or cash on hand (cash). Collateral pledged by counterparties to a Fund is not included in the Fund’s assets because the Fund is not permitted to use (or rehypothecate) such collateral, and instead, swaps and derivatives are shown on the Fund’s Statement of Assets and Liabilities at their current market value. A Fund’s overall exposure to counterparty risk can change substantially within a short period of time as it is affected by each transaction subject to the relevant Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into by a Fund and the applicable counterparty. ISDA Master Agreements include, among other items, representations, warranties and covenants, provisions establishing events of default and termination events, and provisions imposing collateral requirements with respect to the applicable transaction types. The occurrence of events of default and termination events entitle the parties to the ISDA Master Agreement to elect to terminate early and cause settlement of all outstanding transactions thereunder. Early termination of transactions could have a material effect on the financial statements of the Fund. In limited circumstances, the ISDA Master Agreement may provide for the exchange of initial margin, which results in over-collateralization and additional credit protection beyond coverage of existing daily exposure.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the Fund as of November 30, 2025:

	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Options and Swaptions	Total Over the Counter	Options and Swaptions	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposure
UBS	$47,103	$47,103	$—	$—	$47,103	$—	$47,103
Barclays	24,462	24,462	$—	—	24,462	—	24,462
Total over the counter	$71,565	$71,565	$—	$—

* Excess collateral pledged is not shown for financial reporting purposes.

† Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can be netted only across transactions governed under the same master agreement with the same legal entity.

Notes to Financial Statements (Continued)

November 30, 2025

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the periods ended November 30, 2025 and 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Interest Rate Volatility & Inflation Hedge ETF
2025	$64,322	$—	$—	$64,322
2024	79,113	—	—	79,113

As of November 30, 2025, the components of tax basis distributable earnings (accumulated losses) were as follows:

Global X Interest Rate Volatility & Inflation Hedge ETF
Undistributed Ordinary Income	$24,395
Capital Loss Carryforwards	(415,301)
Unrealized Depreciation on Investments and Foreign Currency	(19,981)
Other Temporary Differences	1
Total Accumulated Losses	$(410,886)

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

Notes to Financial Statements (Continued)

November 30, 2025

6. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at November 30, 2025, was as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X Interest Rate Volatility & Inflation Hedge ETF	$1,458,291	$9,415	$(29,396)	$(19,981)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily related to wash sales.

7. CONCENTRATION OF RISKS

The Fund is actively managed and subject to risks that may adversely affect its net asset value, trading price, yield, total return, and ability to meet its investment objective.

Associated Risks Related to Investing in Rate-Linked Derivatives: The Fund’s exposure to derivatives tied to interest rates subjects it to greater volatility than traditional securities. Options tied to the U.S. interest rate curve can fluctuate rapidly based on market movements, economic events, and changes in interest rates or inflation. The Fund may benefit from options if the curve steepens but could lose money if the curve flattens or inverts, or if interest rates move contrary to expectations. These options may also increase counterparty risk and cause returns to be more volatile.

Leverage Risk: Yield curve spread options create economic leverage, which may result in gains or losses disproportionate to the amount invested, with maximum loss equal to the options premium.

Inflation-Linked Bonds Investment Risk: Inflation-linked bonds adjust for inflation but generally offer lower yields than conventional bonds and may underperform during deflationary periods.

U.S. Treasury Obligations Risk: Changes in the financial condition or credit rating of the U.S. government may cause the value of Treasury obligations to decline. Additional risks include market and liquidity risk, cybersecurity and operational risk, ETF investment risk, valuation risk, and hedging limitations.

Further details regarding these and other risks are available in the Fund’s Prospectus and Statement of Additional Information.

Notes to Financial Statements (Continued)

November 30, 2025

8. LOANS OF PORTFOLIO SECURITIES

The Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BNY are initially required to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Fund are held by BNY and are designated as being held on the Fund’s behalf under a book-entry system. The Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Fund bears the risk of loss in the event the counterparty to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Fund records the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statement of Assets and Liabilities.

Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Fund by replacing either the security or the security’s current market value to the Fund. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of November 30, 2025, the Fund had no securities on loan.

9. CONTRACTUAL OBLIGATION

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these contracts is unknown;

Notes to Financial Statements (Concluded)

November 30, 2025

9. CONTRACTUAL OBLIGATION (continued)

however, the Fund has not had prior gains or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

11. SUBSEQUENT EVENTS

The Fund has been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of Global X Interest Rate Volatility & Inflation Hedge ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Global X Interest Rate Volatility & Inflation Hedge ETF (one of the funds constituting Global X Funds, referred to hereafter as the “Fund”) as of November 30, 2025, and the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the three years in the period ended November 30, 2025 and for the period July 5, 2022 (commencement of operations) through November 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the three years in the period ended November 30, 2025 and for the period July 5, 2022 (commencement of operations) through November 30, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Report of Independent Registered Public Accounting Firm (Concluded)

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 28, 2026

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Notice to Shareholders (UNAUDITED)

For shareholders that do not have a November 30, 2025 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2025, the Fund has designated the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Return of Capital	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)
Global X Interest Rate Volatility and Inflation Hedge ETF
0.00%	100.00%	0.00%	100.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

Notice to Shareholders (UNAUDITED)

U.S. Government Interest (3)	Interest Related Dividends (4)	Short Term Capital Gain Dividends (5)	Qualifying Business Income (6)	Foreign Tax Credit
Global X Interest Rate Volatility and Inflation Hedge ETF
100.00%	99.25%	0.00%	0.00%	0.00%

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your Form 2025 1099-DIV.

Other Information (Form N-CSR Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3)  No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4)  No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held on November 20, 2025 (the “November Board Meeting”), called for such purpose, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for the Fund included in this Form N-CSR (the “Renewal Fund”); and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”) between the Trust, on behalf of the Renewal Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

In advance of the November Board Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Fund. With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to the Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to the Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Fund and the composition of the Renewal Fund’s assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Fund, (iv) select broker-dealers to execute portfolio transactions for the Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Fund, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

Creation Units) of the Renewal Fund by shareholders and new investors;

•	the Renewal Fund’s investment strategies and Global X Management’s experience with implementing such a strategy; and

•	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Fund by Global X Management.

Performance

The Board considered the performance of the Renewal Fund. They examined the performance of the Renewal Fund for the one-year, three-year, and since-inception periods. Also, the Board considered the total return and investment performance of the Renewal Fund relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third-party sources; and (ii) the performance of pertinent indexes. The Board considered instances of underperformance and overperformance with respect to the competitor funds. Specifically, the Board considered:

•	the performance of the Renewal Fund in absolute terms and compared to the Renewal Fund’s broad-based and additional performance benchmark for the relevant periods;

•	the investment strategy of the Renewal Fund and the impact of investment decisions on each Renewal Fund’s performance, including with respect to security selection and sector allocation; and

•	the impact of prevailing market conditions on the performance of the Renewal Fund in light of the Renewal Fund’s investment objective.

The Board noted that the Renewal Fund had returned negative performance for the since-inception period ending September 30, 2025, but that the Renewal Fund’s performance was positive for the one- and three-year periods. Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Fund did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Fund. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Fund

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)

require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Fund).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Fund and all aspects of Global X Management’s relationship with the Renewal Fund. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Fund and discussed with the Board its current and expected profitability, as applicable, with respect to the Renewal Fund.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Fund to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Fund’s shareholders.

Comparison of Fees and Services

The Board considered fees charged to the Renewal Fund for advisory services. With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds;

•	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Fund) and the current total expense ratios for the Renewal Fund. In this regard, the Board took into consideration the competitive market of the Renewal Fund and that the purpose of adopting a unitary Management Fee structure for the Renewal Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Fund and that the proposed Management Fee for the Renewal Fund was set at a competitive level to make the Renewal Fund viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Fund, including the costs of various third-party services required by the Renewal Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary

Other Information (Form N-CSR Items 8-11) (Unaudited) (Concluded)

expenses.

The Board noted that the Renewal Fund’s Management Fee and total expenses were each lower than the peer group average and median, respectively. Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the existence of any economies of scale and the extent to which economies of scale would be realized as the Renewal Fund grow and whether the unitary Management Fee for the Renewal Fund reflected these economies of scale, including through the implementation of expense limitations. With respect to this factor, the Board also considered:

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Fund in seeking to assure that the Renewal Fund is attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Fund and its shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Fund appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationship with the Renewal Fund.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of the Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

GLX-AR-011-0400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: February 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: February 5, 2026

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen
Principal Financial Officer

Date: February 5, 2026